Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUE	$ 7,542,682	$ 8,811,287
COST OF REVENUE	4,415,407	4,478,716
GROSS PROFIT	3,127,275	4,332,571
OPERATING EXPENSES
Selling expenses	2,230,905	2,444,292
General and administrative expenses	1,456,499	1,774,419
Total operating expenses	3,687,404	4,218,711
(LOSS) INCOME FROM OPERATIONS	(560,129)	113,860
OTHER INCOME (EXPENSE)
Interest (expense) income, net	(25,278)	14,007
Other income (loss), net	314,670	(11,843)
Interest income from long term debt investment	359,014	171,616
Total other income, net	648,406	173,780
PROFIT BEFORE INCOME TAX EXPENSE	88,277	287,640
INCOME TAX EXPENSE	(64,865)	(2,880)
NET INCOME	23,412	284,760
Foreign currency translation gain (loss)	16,207	(305,867)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 39,619	$ (21,107)
Earnings per ordinary share - basic (in Dollars per share)	$ 0.002	$ 0.027
Weighted average shares - basic (in Shares)	12,425,319	10,666,906